Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Principal Accounting Policies [Abstract]
Basis of Presentation
(a) Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Certain prior year balances have been adjusted to conform to the current year presentation. Such reclassifications relate to the adoptions of Accounting Standards Update (“ASU”) 2014-09 as further described in Note 2(r) “Revenue Recognition” and Note 2(ae) “Recently Issued Accounting Pronouncements”.

Principles of Consolidation
(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the Affiliated Entities for which the Company is the primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. All significant transactions and balances among the Company, its subsidiaries and the Affiliated Entities have been eliminated upon consolidation.

To comply with PRC laws and regulations that restrict foreign equity ownership of companies that operate internet content, travel agency and air-ticketing services, the Company operates its website and engaged in such restricted services through Nanjing Tuniu and its subsidiaries. Nanjing Tuniu’s equity interests are held by Dunde Yu, the Company’s Chief Executive Officer, Haifeng Yan, the Company’s director, and several other PRC citizens. On September 17, 2008, Beijing Tuniu, one of the Company’s wholly foreign owned subsidiaries, entered into a series of agreements with Nanjing Tuniu and its shareholders. Pursuant to these agreements, Beijing Tuniu has the ability to direct substantially all the activities of Nanjing Tuniu, and absorb substantially all of the risks and rewards of the Affiliated Entities. As a result, the Company is the primary beneficiary of Nanjing Tuniu, and has consolidated the Affiliated Entities.

Contractual arrangements

On September 17, 2008, Beijing Tuniu entered into a series of contractual agreements with Nanjing Tuniu and its shareholders. The following is a summary of the agreements which allow the Company to exercise effective control over Nanjing Tuniu:

(1) Purchase Option Agreement.

Under the purchase option agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, Beijing Tuniu has the irrevocable exclusive right to purchase, or have its designated person or persons to purchase all or part of the shareholders’ equity interests in Nanjing Tuniu at RMB1,800 which was increased to RMB2,430 in March 2014. The option term remains valid for a period of 10 years and can be extended indefinitely at Beijing Tuniu’s discretion. The purchase consideration was paid by Beijing Tuniu to the shareholders of Nanjing Tuniu shortly after the purchase option agreement was entered. On January 24, 2014, the Company amended and restated the purchase option agreement, and the effective term of the purchase option agreement has been changed to until all equity interests held in Nanjing Tuniu are transferred or assigned to Beijing Tuniu or its designated person or persons.

(2) Equity Interest Pledge Agreement.

Under the equity interest pledge agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, the shareholders pledged all of their equity interests in Nanjing Tuniu to guarantee their performance of their obligations under the purchase option agreement. If the shareholders of Nanjing Tuniu breach their contractual obligations under the purchase option agreement, Beijing Tuniu, as the pledgee, will have the right to either conclude an agreement with the pledgor to obtain the pledged equity or seek payments from the proceeds of the auction or sell-off of the pledged equity to any person pursuant to the PRC law. The shareholders of Nanjing Tuniu agreed that they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the equity pledge period, Beijing Tuniu is entitled to all dividends and other distributions made by Nanjing Tuniu. The equity interest pledge agreement remains effective until the shareholders of Nanjing Tuniu discharge all their obligations under the purchase option agreement, or Beijing Tuniu enforces the equity interest pledge, whichever is earlier.

(3) Shareholders’ Voting Rights Agreement.

Under the shareholders’ voting rights agreement entered between Beijing Tuniu and the shareholders of Nanjing Tuniu on September 17, 2008, each of the shareholders of Nanjing Tuniu appointed Beijing Tuniu’s designated person as their attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu, including attending shareholders’ meetings, voting on all matters of Nanjing Tuniu, nominating and appointing directors, convene extraordinary shareholders’ meetings, and other voting rights pursuant to the then effective articles of association. The shareholders’ voting rights agreement will remain in force for an unlimited term, unless all the parties to the agreement mutually agree to terminate the agreement in writing or cease to be shareholders of Nanjing Tuniu.

(4) Irrevocable Powers of Attorney.

Under the powers of attorney issued by the shareholders of Nanjing Tuniu on September 17, 2008, the shareholders of Nanjing Tuniu each irrevocably appointed Mr. Tao Jiang, a person designated by Beijing Tuniu, as the attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu. Each power of attorney will remain in force until the shareholders’ voting rights agreement expires or is terminated. On January 24, 2014, the shareholders of Nanjing Tuniu issued powers of attorney to irrevocably appoint Beijing Tuniu as the attorney-in-fact to exercise all of their voting and related rights with respect to their equity interests in Nanjing Tuniu. These powers of attorney replaced the powers of attorney previously granted to Mr. Tao Jiang on September 17, 2008.

(5) Cooperation Agreement.

Under the cooperation agreement entered between Beijing Tuniu and Nanjing Tuniu, Beijing Tuniu has the exclusive right to provide Nanjing Tuniu technology consulting and services related to Nanjing Tuniu’s operations, which require certain licenses. Beijing Tuniu owns the exclusive intellectual property rights created as a result of the performance of this agreement. Nanjing Tuniu agrees to pay Beijing Tuniu a monthly service fee for services performed, and the monthly service fee shall not be lower than 100% of Nanjing Tuniu’s profits generated from such cooperation, which equal revenues generated from such cooperation, after deducting the expenses it incurred. This agreement remains effective for an unlimited term, unless the parties mutually agree to terminate the agreement, one of the parties is declared bankrupt or Beijing Tuniu is not able to provide consulting and services as agreed for more than three consecutive years because of force majeure. On January 24, 2014, the Company amended and restated the Cooperation Agreement. In the amended and restated agreement, the service fee has been changed to a quarterly payment which equals the profits of each of Nanjing Tuniu and its subsidiaries, and that Beijing Tuniu can adjust the service fee at its own discretion. Also in the amended and restated Cooperation Agreement, Beijing Tuniu has the unilateral right to terminate the agreement.

In the years ended December 31, 2015, 2016 and 2017, the Company and its subsidiaries received service fees of RMB42,367, RMB109,572 and RMB138,054, respectively, from its consolidated Affiliated Entities, which were eliminated in the consolidated financial statements.

Risks in relation to the VIE structure

The Group believes that each of the agreements and the powers of attorney under the contractual arrangements among Beijing Tuniu, Nanjing Tuniu and its shareholders is valid, binding and enforceable, and does not and will not result in any violation of PRC laws or regulations currently in effect. The legal opinion of Fangda Partners, which was the Company’s PRC legal counsel, also supports this conclusion. The shareholders of Nanjing Tuniu are also shareholders, nominees of shareholders, or designated representatives of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of Nanjing Tuniu were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control Nanjing Tuniu also depends on the power of attorney Beijing Tuniu has to vote on all matters requiring shareholder approval in Nanjing Tuniu. As noted above, the Company believes this power of attorney is legally enforceable but it may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

⋅	levying fines or confiscate the Group’s income;
⋅	revoke the Group’s business or operating licenses;
⋅	require the Group to discontinue, restrict or restructure its operations;
⋅	shut down the Group’s servers or block the Group’s websites and mobile platform;
⋅	restrict or prohibit the use of the Group’s financing proceeds to finance its business and operations in China; or
⋅	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, the imposition of any of these penalties may cause the Group to lose the right to direct the activities of Nanjing Tuniu (through its equity interest in its subsidiaries) or the right to receive economic benefits from the Affiliated Entities. Therefore, a risk exists in that the Group would no longer be able to consolidate Nanjing Tuniu and its subsidiaries. On February 19, 2015, the PRC Ministry of Commerce (“MOFCOM”) published the draft Foreign Investment Law. If enacted as proposed, the Foreign Investment Law may cause the Group’s VIE to be deemed as entities with foreign investment and as a result the Group’s VIE and subsidiaries in which the VIE has direct or indirect equity ownership could become explicitly subject to the current restrictions on foreign investment that engaged in an industry on the negative list. If the enacted version of the foreign investment Law and the final negative list mandate further actions, such as MOFCOM market entry clearance or certain restructuring of corporate structure and operations to be completed by companies with existing VIE structure similar to the one described above, the Group will face substantial uncertainties as to whether these actions can be timely completed, or at all. As a result, the Group’s operating result and financial condition may be adversely affected.

Summary financial information of the Affiliated Entities in the consolidated financial statements

As of December 31, 2017, the aggregate accumulated deficit of the Affiliated Entities was RMB 3,735 million prior to the elimination of transactions between the Affiliated Entities and the Company or the Company’s subsidiaries.

The following assets, liabilities, revenues and loss of the Affiliated Entities were included in the consolidated financial statements as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017:

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	206,917	289,259	44,458
Restricted cash	123,748	90,854	13,964
Short-term investments	323,393	1,685,045	258,987
Accounts receivable, net	178,177	140,464	21,589
Intercompany receivables	7,039	1,595,225	245,182
Prepayments and other current assets	1,223,887	228,604	35,136
Yield enhancement products and accrued interest	449,528	21,337	3,279
Total current assets	2,512,689	4,050,788	622,595

Non-current assets
Long-term investments	75,000	501,227	77,037
Property and equipment, net	95,433	84,755	13,027
Intangible assets, net	100,286	95,550	14,686
Goodwill	137,074	137,074	21,068
Yield enhancement products over one year and accrued interest	562,643	170,505	26,206
Other non-current assets	35,551	27,258	4,189
Total non-current assets	1,005,987	1,016,369	156,213
Total assets	3,518,676	5,067,157	778,808

LIABILITIES
Current liabilities
Accounts payable	939,741	629,707	96,784
Salary and welfare payable	167,747	157,440	24,198
Taxes payable	8,206	8,952	1,376
Advances from customers	1,795,560	1,145,306	176,030
Intercompany payable	2,528,229	4,966,577	763,349
Accrued expenses and other current liabilities	557,226	334,286	51,379
Amount due to the individual investors of yield enhancement products	871,914	177,971	27,354
Total current liabilities	6,868,623	7,420,239	1,140,470
Non-current liabilities	31,460	1,378,584	211,884
Total liabilities	6,900,083	8,798,823	1,352,354

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues	7,781,754	10,562,269	1,954,746	300,439
Net loss	(1,055,593)	(2,034,208)	(348,755)	(53,603)
Net cash used in operating activities	(87,299)	(972,677)	(232,926)	(35,800)
Net cash used in investing activities	(1,374,894)	(193,029)	(988,393)	(151,913)
Net cash provided by financing activities	1,736,720	995,740	1,303,661	200,369

Certain financial data of 2015 and 2016 listed in the tables above have been recast as a result of the adoption of Accounting Standards Update (“ASU”) 2014-09 as further described in Note 2(r) “Revenue Recognition” and Note 2(ae) “Recently Issued Accounting Pronouncements”.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the Affiliated Entities. As the Company is conducting its business mainly through the Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Under the contractual arrangements with Nanjing Tuniu and through its equity interest in its subsidiaries, the Group has the power to direct the activities of the Affiliated Entities and direct the transfer of assets out of the Affiliated Entities. As the consolidated Affiliated Entities are each incorporated as a limited liability company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all of the liabilities of the consolidated Affiliated Entities.

Liquidity
Liquidity

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net losses of approximately RMB1,463,281, RMB2,407,194 and RMB767,304 for the years ended December 31, 2015, 2016 and 2017, respectively. Net cash used in operating activities was approximately RMB514,735 and RMB2,239,444 and RMB418,649 for the years ended December 31, 2015, 2016 and 2017, respectively. Accumulated deficit was RMB2,331,399, RMB4,738,593 and RMB5,505,897 as of December 31, 2015, 2016 and 2017, respectively. The Group has adopted ASU No. 2014-15, “Presentation of Financial Statements – Going Concern”. As of December 31, 2017, the Group had net current assets and management believes that the Group’s available cash, cash equivalents, short-term investments and cash generated from operations will be sufficient to meet working capital requirements and capital expenditures in the ordinary course of business for the next twelve months.

Use of Estimates
(c) Use of Estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include revenue recognition, recoverability of receivables, estimating useful lives of property and equipment and intangible assets, impairment for goodwill and long-lived assets, the purchase price allocation in relation to business combination, fair value of contingent considerations with respect to business combinations, losses due to committed tour reservations, the valuation allowance for deferred tax assets and the determination of uncertain tax positions.

Functional Currency and Foreign Currency Translation
(d) Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive loss as foreign exchange gains / losses.

When preparing the consolidated financial statements presented in RMB, assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates, and equity accounts are translated into RMB at historical exchange rates. Income and expense items are translated at average exchange rates prevailing during the respective fiscal years. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of accumulated other comprehensive income or loss in the consolidated statement of changes in shareholders’ equity.

The unaudited United States dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB 6.5063 on December 29, 2017, as set forth in H.10 statistical release of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017, or at any other rate.

Fair Value Measurement
(e) Fair Value Measurement

The Group defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2
applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable, amounts due from and due to related parties, balance in relation to yield enhancement products, other long-term investments and certain accrued liabilities and other current liabilities. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments except for short-term investments and other long-term investments which are carried at fair value at each balance sheet date. Short-term investments and other long-term investments classified within Level 2 are valued using directly or indirectly observable inputs in the market place, which are summarized below:

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	2016	2017
	RMB	RMB	US$ (Note 2(d))
Short-term investment	3,603,497	3,084,634	474,100
Other long-term investment	—	394,923	60,699

Cash and Cash Equivalents
(f) Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks, other financial institutions and Alipay, a third party payment processor, which are unrestricted as to withdrawal or use.

Restricted Cash
(g) Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash mainly represents (i) cash deposits required by tourism administration departments as a pledge to secure travellers’ rights and interests, (ii) cash deposits required by China Insurance Regulatory Commission for engaging in insurance agency or brokering activities. (iii) the deposits held in designated bank accounts for issuance of bank acceptance notes and letter of guarantee, and required by the Group’s business partners.

Short-term Investments
(h) Short-term Investments

Short-term investments are comprised of investments in financial products issued by banks or other financial institutions, which contain a fixed or variable interest rate and with original maturities between three months and one year. Such investments are generally not permitted to be redeemed early or are subject to penalties for redemption prior to maturity. Given the short-term nature, the carrying value of short-term investments approximates their fair value. There was no other-than-temporary impairment of short-term investments for the years ended December 31, 2015, 2016 and 2017. As of December 31, 2017, time deposits of RMB215,629 was held as a pledge for issuance letter of guarantee, and required by the Group’s business partners.

Accounts Receivable, net
(i) Accounts Receivable, net

The Group’s accounts receivable mainly consist of amounts due from the corporate customers, travel agents, insurance companies and travel boards or bureaus, which are carried at the original invoice amount less an allowance for doubtful accounts. The Group reviews accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. The Group evaluates the collectability of accounts receivable considering many factors including reviewing accounts receivable balances, historical bad debt rates, payment patterns, counterparties’ credit worthiness and financial conditions, and industry trend analysis. The Group recognized allowance for doubtful accounts of nil, RMB5,297 and RMB13,332 for the year ended December 31, 2015, 2016 and 2017, respectively.

The following table summarized the details of the Group’s allowance for doubtful accounts:

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at beginning of year	—	—	4,856	746
Provision for doubtful accounts	—	5,297	13,332	2,049
Write-offs	—	(441)	(1,283)	(197)
Balance at end of period	—	4,856	16,905	2,598

Long-term investments
(j) Long-term investments

Long-term investments include cost-method investments, equity-method investments and other long-term investments.

The Group accounts for the investment in a private entity of which the Group owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies of the entity as cost-method investment. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive loss equal to the excess of the investment's cost over its fair value when the impairment is deemed other-than-temporary.

The Group accounts for the investments in entities with significant influence under equity-method accounting. Under this method, the Group’s pro rata share of income (loss) from an investment is recognized in the consolidated statements of comprehensive loss. Dividends received reduce the carrying amount of the investment. Equity-method investment is reviewed for impairment by assessing if the decline in fair value of the investment below the carrying value is other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized when a decline in value is deemed to be other-than-temporary.

Other long-term investments include financial products with maturities over one year, which are carried at their fair value at each balance sheet date and changes in fair value are reflected in the consolidated statements of operations and comprehensive income.

No event had occurred and indicated that other-than-temporary impairment existed and therefore the Group did not record any impairment charges for its investments for the years ended December 31, 2016 and 2017.

Property and Equipment
(k) Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 – 9 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Capitalized Software Development Cost
(l) Capitalized Software Development Cost

The Group has capitalized certain direct development costs associated with internal-used software in accordance with ASC 350-40, “Internal-use software”, which requires the capitalization of costs relating to certain activities of developing internal-use software that occur during the application development stage. Costs capitalized mainly include payroll and payroll-related costs for employees who devoted time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are stated at cost less accumulated amortization and the amount is included in “property and equipment, net” on the consolidated balance sheets, with an estimated useful life of five years. Software development cost capitalized amounted to RMB7,572, RMB8,516 and RMB19,545 for the years ended December 31, 2015, 2016 and 2017, respectively. The amortization expense for capitalized software costs amounted to RMB2,212, RMB3,768 and RMB5,729 for the years ended December 31, 2015, 2016 and 2017, respectively. The unamortized amount of capitalized internal use software development costs was RMB30,940 as of December 31, 2017.

Business combination
(m) Business combination

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations”, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of the (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to forecast the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material. The Group recognized adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined.

A noncontrolling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of comprehensive loss includes the net loss attributable to noncontrolling interests when applicable. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Intangible Assets
(n) Intangible Assets

Intangible assets purchased are recognized and measured at cost upon acquisition and intangible assets arising from acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. The Company’s purchased intangible assets include computer software, which are amortized on a straight-line basis over their estimated useful lives 3 years. Separable intangible assets arising from acquisitions consist of trade names, customer relationship, software, non-compete agreements, travel licenses, insurance agency license and business cooperation agreement with JD.com Inc., which are amortized on a straight-line basis over their estimated useful lives of 3.5 to 20 years. The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. No impairment of intangible assets was recognized for the years ended December 31, 2015, 2016 and 2017.

Goodwill
(o) Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired in business combinations. Goodwill is not amortized, but tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

The Group adopted Accounting Standards Update (“ASU”) 2011-08, “Intangibles—Goodwill and Other (Topic 350)”. This accounting standard gives the Group an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The fair value of each reporting unit is determined by the Group using the expected present value of future cash flows. The key assumptions used in the calculation include the long-term growth rates of revenue and gross margin, working-capital requirements and discount rates. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination, with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on October 1.

No impairment loss was recognized for the years ended December 31, 2015, 2016 and 2017.

Impairment of long-lived assets
(p) Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets. No impairment of long-lived assets was recognized during the years ended December 31, 2015, 2016 and 2017.

Advances from Customers
(q) Advances from Customers

Advances from customers represent the amounts travellers pay in advance to purchase packaged tours or other travelling products. Among the cash proceeds from travellers, the amounts payable to tour operators are recorded as accounts payable and the remaining are recognized as revenues when revenue recognition criteria are met.

Revenue Recognition
(r) Revenue Recognition

The Group’s revenue is primarily derived from sales of packaged tours and other service fees.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. Subsequently, the FASB issued several amendments which amends certain aspects of the guidance in ASC 2014-09 (ASU No. 2014-09 and the related amendments are collectively referred to as “ASC 606”). According to ASC 606, revenue is recognized when control of the promised services is transferred to our customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The Group adopted this new revenue standard effective from January 1, 2017 by applying the full retrospective method. Refer to note 2 (ae) for the effects of the adoption of ASC 606 on the Group’s consolidated balance sheet as of December 31, 2016 and its consolidated statements of comprehensive loss for the years ended December 31, 2015 and 2016.

Packaged tours: Packaged tours include organized tours which offer pre-arranged itineraries, transportations, accommodations, entertainments, meals and tour guide services; and self-guided tours which consist of combinations of air tickets and hotel bookings and other optional add-ons, such as airport pick-ups that the travellers choose at their discretion.

Prior to January 2017, substantially all of the Group’s revenues from organized tours were recognized on a gross basis, which represented amounts charged to and received from travellers (who were the Group’s customers). The Group was the primary obligor in the organised tour arrangements and bore the risks and rewards, including the travellers’ acceptance of products and services delivered. Even though the Group did not generally assume the substantive inventory risk before travellers placed an order, the Group was the party retained by and paid by the travellers, and the Group was responsible for (and solely authorized to) refunding travellers their payments in situations of customer disputes. Further, the Group independently selected travel service suppliers, and determined the prices charged to customers and paid to its travel suppliers.

Since the beginning of 2017, the Group has implemented certain changes in its arrangements with the tour operators. The Group’s role in the organized tour arrangements has changed from being a principal into an agent that provides tour booking services to the tour operators and travellers. Under the current organized tour arrangements, the tour operators are primarily responsible for all aspects of providing services relating to the tour and responsible for the resolution of customer disputes and any associated costs. As a result of the change of the Group’s role, starting from January 1, 2017, revenues from organized tours (except for those that the Group takes substantive inventory risks) are generally reported on net basis, representing the difference between what the Group receives from the travellers and the amounts due to the tour operators.

Revenues from self-guided tours are recognized on a net basis, as the Group has no involvement in determining the service, and provides no additional services to travellers other than the booking services. Suppliers are responsible for all aspects of providing the air transportation and hotel accommodation, and other travel-related services. As such, the Group is an agent for the travel service providers in these transactions and revenues are reported on a net basis.

Under certain circumstances, the Group may enter into contractual commitments with suppliers to reserve tours, and is required to pay a deposit to ensure tour availabilities. Some of these contractual commitments are non-cancellable, and to the extent the reserved tours are not sold to customers, the Group would be liable to pay suppliers a pre-defined or negotiated penalty, thereby assuming inventory risks. For packaged tour arrangements that the Group undertakes inventory risk which is considered to be substantive, revenues are recognized on gross basis. Revenues for such arrangements that the Group undertakes substantive inventory risk were RMB497,918 for the year ended December 31, 2017, which were recorded in revenues for packaged tours.

Under ASC 606, revenues from organized tours for which the company was a principal for the years 2015 and 2016 were recognized over the period of the tours when control over the tour services was transferred to the customers over such period. Starting from January 1, 2017, under the current arrangements for the organized tours, revenues from organized tours for which the company is an agent are recognized when the tours depart, as control over the tour booking services is transferred to the customers when the tour booking is completed and successful.

Under ASC 606, revenues from self-guided tours are recognized when the tours depart.

Other revenues: Other revenues primarily comprise revenues generated from(i) service fees received from insurance companies, (ii) commission fees from other travel-related products and services, such as tourist attraction tickets, visa application services, accommodation reservation and transportation ticketing, (iii) fees for advertising services that we provide primarily to domestic and foreign tourism boards and bureaus, and (iv) service fees for financial services and interest income for yield enhancement products. Revenue is recognized when the services are rendered or when the tickets are issued.

The Group commenced the financial business in 2015. Certain domestic financial assets exchanges (the "Exchange") and trust companies offered the yield enhancement products through the Group’s online platform and the Group charged these companies for the service fees which were recorded as other revenue upon the delivery of service. The service revenues were insignificant for the year ended December 31, 2015, 2016 and 2017.

Further, from 2016 in certain cases, the Group purchased yield enhancement products with maturities ranged from three months to two years from the Exchanges and trust companies and split these products into smaller amount yield enhancement products with lower yield rate and shorter maturities within one year, which were offered to individual investors through the Group’s online platform. The split of the products were arranged by Exchanges. As of December 31, 2016 and 2017, yield enhancement products purchased from the Exchanges and trust companies with maturities within one year and accrued interest with the balances of RMB449,528 and RMB31,337 were recorded in current assets, and balances with the maturities over one year of RMB562,643 and RMB170,505 were recorded in non-current assets. Interest revenues of RMB78,666 and RMB50,867 were recorded as other revenues for the year ended December 31, 2016 and 2017, respectively. As of December 31, 2016 and 2017, yield enhancement products held by the individual investors with maturities within one year of RMB871,914 and RMB177,971 were recorded in current liabilities. Interest costs of RMB59,709 and RMB34,499 were recorded as cost of revenue for the year ended December 31, 2016 and 2017, respectively.

The Group also provided online lending services in 2017 and fees charged in connection with this financial service were recorded as other revenue. The amount of such service revenue for the year ended December 31, 2017 was RMB220,701.

Customer incentives

From time to time, travelers are offered coupons, travel vouchers, membership points, or cash rewards as customer incentives. The Group accounts for these customer incentives in accordance with ASC 606. For customer incentives offered where prior purchase is not required, the Group accounts for them as a reduction of revenue when the coupons and vouchers are utilized to purchase travelling products or as selling and marketing expenses when membership points are redeemed for merchandises. For customer incentives offered from prior purchase, the Group estimates the amount associated with the future obligation to customers, and records as a reduction of revenue when revenue is recognized. Unredeemed incentives are recorded in other current liabilities in the consolidated balance sheets. The Group estimates liabilities under the customer loyalty program based on accumulated customer incentives, and the estimate of probability of redemption in accordance with the historical redemption pattern. The actual expenditure may differ from the estimated liability recorded. Prior to April 2015, the Group recorded estimated liabilities for all points earned by customers as the Group did not have sufficient historical information to determine point forfeitures or breakage. The Group, with accumulated knowledge on membership points and cash rewards redemption and expiration, began to apply historical redemption rates in estimating the costs of points earned from May 2015 onwards. As of December 31, 2016 and 2017, liabilities recorded related to membership points and cash rewards were RMB46,594 and RMB2,142, respectively.

Business and related taxes, and value-added tax

The Group was mainly subject to business and related taxes on services provided in the PRC at applicable rates before May 1, 2016, which were deducted from revenues to arrive at net revenue. On May 1, 2016, the transition from the imposition of PRC business tax to the imposition of value-added tax (“VAT”) was expanded to all industries in China. The Group’s business has been subject to VAT since that date, and were permitted to offset input VAT supported by valid VAT invoices received from vendors against their VAT liability. VAT on the invoiced amount collected by the Group on behalf of tax authorities in respect of services provided, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Cost of Revenues
(s) Cost of Revenues

Cost of revenues mainly consists of salaries and other compensation-related expenses related to the Group’s tour advisors, customer services representatives, and other personnel related to tour transactions, and other expenses directly attributable to the Group’s principal operations, primarily including payment processing fees, telecommunication expenses, rental expenses, depreciation expenses, interest expenses for yield enhancement products, and other service fee for financial service. For the arrangements where the Group secures availabilities of tours and bears substantive inventory risks and for the organized tours prior to 2017, from which revenues are recognized on a gross basis, cost of revenues also includes the amount paid to tour operators or suppliers.

Losses arising from the committed tour reservations in abovementioned arrangements where the Group secures availabilities of tours were recorded in “cost of revenues” in the consolidated statements of comprehensive loss, which were RMB17,780 and RMB45,494 for the years ended December 31, 2015 and 2016. Commencing in 2017, since the Group changed its role from principal to agent in the organized tour arrangements and revenues were recognized on a net basis, losses arising from the committed tour reservations were recorded as deductions to revenues, which were RMB11,009 for the year ended December 31, 2017.

Advertising Expenses
(t) Advertising Expenses

Advertising expenses, which primarily consist of online marketing expense and brand marketing expenses through various forms of media, are recorded in sales and marketing expenses as incurred. Advertising expenses were RMB899,015, RMB1,270,598 and RMB302,987 for the years ended December 31, 2015, 2016 and 2017, respectively.

Research and Product Development Expenses
(u) Research and Product Development Expenses

Research and product development expenses include salaries and other compensation-related expenses to the Group’s research and product development personnel, as well as office rental, depreciation and related expenses and travel-related expenses for the Group’s research and product development team. The Group recognizes software development costs in accordance with ASC 350-40 “Software—internal use software”. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use. Certain costs associated with developing internal-use software are capitalized when such costs are incurred within the application development stage of software development (see Note 2(l)).

Leases
(v) Leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent liabilities. As of December 31, 2016 and 2017, deferred rent of RMB10,674 and RMB10,332 was recorded as current liabilities and RMB13,791 and RMB9,548 was recorded as non-current liabilities, respectively.

Share-based Compensation
(w) Share-based Compensation

The Company applies ASC 718, “Compensation — Stock Compensation” to account for its share-based compensation program. In accordance with the guidance, the Company determines whether a share-based award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using the binominal option pricing model. Share-based compensation expenses are recorded net of an estimated forfeiture rate over the service period using the straight-line method. The modifications of the terms or conditions of the shared-based award are treated as an exchange of the original award for a new award. The incremental compensation expense is equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For options already vested as of the modification date, the Company immediately recognized the incremental value as compensation expenses. For options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these options.

The Company’s 2008 Incentive Compensation Plan allows the plan administrator to grant options and restricted shares to the Company’s employees, directors, and consultants. The plan administrator is the Company’s board of directors or a committee appointed and determined by the board. The board may also authorize one or more officers of the Company to grant awards under the plan. Under the 2008 Incentive Compensation Plan, options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the incentive plan provides an exercisability clause where employees can only exercise vested options upon the occurrence of the following events: (i) after the Company’s ordinary shares has become a listed security, (ii) in connection with or after a triggering event (defined as a sale, transfer, or disposition of all or substantially all of the Company’s assets, or a merger, consolidation, or other business combination transaction), or (iii) if the employee obtains all necessary governmental approvals and consents required. Options for which the service condition has been satisfied are forfeited should employment terminate three months prior to the occurrence of an exercisable event, which substantially creates a performance condition. This performance condition was met upon completion of the Company’s initial public offering, and the associated share-based compensation expense for awards vested as of that date were recognized on May 9, 2014.

In April 2014, the Company adopted the 2014 Share Incentive Plan, which contains no such exercisability clause. For detail of the 2014 Share Incentive Plan, please refer to Note 16 of the consolidated financial statements.

The Group recognized share-based compensation expense of RMB65,143, RMB92,419 and RMB98,675 for the years ended December 31, 2015, 2016 and 2017, respectively, which was classified as follows:

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	784	891	1,075	165
Research and product development	3,538	5,702	6,864	1,055
Sales and marketing	1,136	1,390	1,650	254
General and administrative	59,685	84,436	89,086	13,692
Total	65,143	92,419	98,675	15,166

Income Taxes
(x) Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the interim condensed consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance in ASC 740 prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides for the derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. As of December 31, 2016 and 2017, the Group did not have any significant unrecognized uncertain tax positions or any interest or penalties associated with tax positions.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Employee Benefits
(y) Employee Benefits

Full-time employees of the Group in the PRC are entitled to welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions. The Group recorded employee benefit expenses of RMB131,291, RMB256,801 and RMB263,618 for the years ended December 31, 2015, 2016 and 2017, respectively.

Government Subsidies
(z) Government Subsidies

Government subsidies are cash subsidies received by the Group’s entities in the PRC from provincial and local government authorities. The government subsidies are granted from time to time at the discretion of the relevant government authorities. These subsidies are granted for general corporate purposes and to support the Group’s ongoing operations in the region. Cash subsidies are recorded in other operating income on the consolidated statements of comprehensive loss when received and when all conditions for their receipt have been satisfied. The Group recognized government subsidies of RMB12,175, RMB21,098 and RMB27,322 for the years ended December 31, 2015, 2016 and 2017, respectively.

Earnings (Loss) Per Share
(aa) Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Accretion of the redeemable noncontrolling interests is deducted from the net income (loss) to arrive at net income (loss) attributable to the Company’s ordinary shareholders. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive. Except for voting rights, Class A and Class B shares have all the same rights and therefore the Group has elected not to use the two-class method.

Comprehensive Income (Loss)
(ab) Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Treasury stock
(ac) Treasury stock

On August 23, 2016, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$150 million worth of its ADS over the next 12 months. On January 12, 2018, the Company’s board of directors authorized an additional share repurchase program under which the Company may repurchase up to US$100 million worth of the Company’s ordinary shares or American depositary shares representing ordinary shares over the next 12 months. The share repurchase programs permitted the Company to purchase shares from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The repurchased shares were presented as “treasury stock” in equity on the Group’s consolidated balance sheets. Treasury stock is accounted for under the cost method.

Segment Reporting
(ad) Segment Reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment.

The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

Recently Issued Accounting Pronouncements
(ae) Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. Subsequently, the FASB issued several amendments which amends certain aspects of the guidance in ASC 2014-09 (ASU No. 2014-09 and the related amendments are collectively referred to as “ASC 606”). The Group adopted this new revenue standard effective from January 1, 2017 by applying the full retrospective method. The new revenue standard has mainly changed the timing of revenue recognition. Under ASC 606, for 2015 and 2016, instead of recognizing revenue at the end of the organized tours and self-guided tours in accordance with ASC 605, revenues from organized tours were recognized over the period of the tours and revenues from self-guided tours were recognized on the departure day. In addition, the new revenue standard also changed the presentation of customer incentive. Under ASC 606, the estimated amount associated with the future obligation to customers was recorded as a reduction of revenue instead of sales and marketing expenses under incremental cost model in accordance ASC 605. Following the adoption of ASC 606, the revenue recognition for others services remained materially consistent with the historical practice. See Note 2(r) for further details.

The following table presents the effect of the adoption of ASC 606 on the Group’s consolidated balance sheet as of December 31, 2016:

	December 31, 2016
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Accounts receivable	220,336	15,337	235,673
Total current assets	7,505,817	15,337	7,521,154
Total assets	9,156,317	15,337	9,171,654
Accounts payable	879,383	143,321	1,022,704
Advances from customers	1,951,764	(145,271)	1,806,493
Total current liabilities	4,528,949	(1,950)	4,526,999
Total liabilities	4,583,877	(1,950)	4,581,927
Accumulated deficit	(4,755,514)	16,921	(4,738,593)
Total Tuniu Corporation shareholders’ equity	4,481,936	16,921	4,498,857
Noncontrolling interestss	432	366	798
Total equity	4,482,368	17,287	4,499,655
Total liabilities, redeemable noncontrolling interests and equity	9,156,317	15,337	9,171,654

The following tables present the effect of the adoption of ASC 606 on our consolidated statements of operations for the years ended December 31, 2016 and 2015:

	For the Years Ended December 31, 2016
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Packaged tours	10,179,977	(32,829)	10,147,148
Others	385,603	15,497	401,100
Total revenues	10,565,580	(17,332)	10,548,248
Net revenues	10,548,273	(17,332)	10,530,941
Cost of revenues	(9,921,304)	29,568	(9,891,736)
Gross profit	626,969	12,236	639,205
Sales and marketing	(1,908,424)	8,027	(1,900,397)
Total operating expenses	(3,146,293)	8,027	(3,138,266)
Loss from operations	(2,519,324)	20,263	(2,499,061)
Loss before income tax expense	(2,444,306)	20,263	(2,424,043)
Net loss	(2,442,595)	20,263	(2,422,332)
Net loss attributable to noncontrolling interests	(15,470)	366	(15,104)
Net loss attributable to Tuniu Corporation	(2,427,091)	19,897	(2,407,194)
Net loss attributable to ordinary shareholders	(2,427,197)	19,897	(2,407,300)
Net loss	(2,442,595)	20,263	(2,422,332)
Comprehensive loss	(2,208,695)	20,263	(2,188,432)
Comprehensive loss attributable to noncontrolling interests	(15,470)	366	(15,104)
Comprehensive loss attributable to Tuniu Corporation	(2,193,191)	19,897	(2,173,294)
Net loss per share-basic and diluted	(6.50)	0.05	(6.45)

	For the Years Ended December 31, 2015
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Packaged tours	7,553,041	25,781	7,578,822
Others	127,745	59	127,804
Total revenues	7,680,786	25,840	7,706,626
Net revenues	7,645,260	25,840	7,671,100
Cost of revenues	(7,274,675)	(34,387)	(7,309,062)
Gross profit	370,585	(8,547)	362,038
Sales and marketing	(1,154,155)	4,643	(1,149,512)
Total operating expenses	(1,825,621)	4,643	(1,820,978)
Loss from operations	(1,455,036)	(3,904)	(1,458,940)
Other loss, net	(1,336)	2	(1,334)
Loss before income tax expense	(1,462,974)	(3,902)	(1,466,876)
Net loss	(1,462,385)	(3,902)	(1,466,287)
Net loss attributable to Tuniu Corporation	(1,459,379)	(3,902)	(1,463,281)
Net loss attributable to ordinary shareholders	(1,459,379)	(3,902)	(1,463,281)
Net loss	(1,462,385)	(3,902)	(1,466,287)
Comprehensive loss	(1,274,279)	(3,902)	(1,278,181)
Comprehensive loss attributable to Tuniu Corporation	(1,271,273)	(3,902)	(1,275,175)
Net loss per share-basic and diluted	(5.88)	(0.01)	(5.89)

The following tables present the effect of the adoption of ASC 606 on our consolidated statements of cash flows for the years ended December 31, 2016 and 2015:

	For the Years Ended December 31, 2016
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(2,442,595)	20,263	(2,422,332)
Changes in operating assets and liabilities:
Accounts receivable	(76,810)	(15,337)	(92,147)
Accounts payable	78,768	55,041	133,809
Advances from customers	728,534	(59,967)	668,567

	For the Years Ended December 31, 2015
	As Reported	Adoption of ASC 606	As Adjusted
	RMB	RMB	RMB
Cash flows from operating activities:
Net loss	(1,462,385)	(3,902)	(1,466,287)
Changes in operating assets and liabilities:
Accounts payable	320,502	49,936	370,438
Advances from customers	532,335	(46,034)	486,301

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”. ASU 2016-01 changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The guidance also changes certain disclosure requirements and other aspects of current U.S. GAAP. ASU 2016-01 is effective for fiscal years and interim periods within those years beginning after December 15, 2017. The Group does not expect the adoption of ASU 2016-01 to have a significant impact on consolidated financial statements and associated disclosures.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”(“ASU 2016-02”), which requires lessees to recognize assets and liabilities for all leases with lease terms of more than 12 months on the balance sheet. Under the new guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee will depend on its classification as a finance or operating lease. The ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018 and early adoption is permitted on a modified retrospective basis. The Group is in the process of evaluating the impact of adopting this guidance.

In June 2016, the FASB issued ASU No. 2016-13 (ASU 2016-13), “Financial Instruments – Credit Losses”, which introduces new guidance for credit losses on instruments within its scope. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments, including, but not limited to, trade and other receivables, held-to-maturity debt securities, loans and net investments in leases. The new guidance also modifies the impairment model for available-for-sale debt securities and requires the entities to determine whether all or a portion of the unrealized loss on an available-for-sale debt security is a credit loss. The standard also indicates that entities may not use the length of time a security has been in an unrealized loss position as a factor in concluding whether a credit loss exists. The ASU 2016-13 is effective for public companies for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for all entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Group is in the process of evaluating the impact of adopting this guidance.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force)” (“ASU 2016-15”), which amends the guidance in ASC 230 on the classification of certain cash receipts and payments in the statement of cash flows. The ASU 2016-15 is effective for annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Group does not expect the adoption of ASU 2016-15 to have a significant impact on the consolidated financial statements and associated disclosures.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force)” (“ASU 2016-18”), which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The ASU 2016-18 is effective for annual and interim periods beginning after December 15, 2017 and early adoption is permitted. The Group does not expect the adoption of ASU 2016-18 to have a significant impact on the consolidated financial statements and associated disclosures.

In January 2017, the FASB issued ASU 2017-01 (ASU 2017-01), “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard introduces a screen for determining when assets acquired are not a business and clarifies that a business must include, at a minimum, an input and a substantive process that contribute to an output to be considered a business. This standard is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. The Group does not expect the adoption of ASU 2017-01 to have a significant impact on the consolidated financial statements and associated disclosures.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”), which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. As a result, under the ASU 2017-04, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The ASU 2017-04 is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is in the process of evaluating the impact of adopting this guidance.

In May 2017, the FASB issued ASU 2017-09, “Compensation - Stock Compensation (Topic 718)” that provides additional guidance around which changes to a share-based payment award requires an entity to apply modification accounting. Specifically, an entity is to account for the effects of a modification, unless all of the following are satisfied: (1) the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the original award immediately before the original award is modified; (2) the vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified; and (3) the classification of the modified award as an equity instrument or as a liability instrument is the same as the classification of the original award immediately before the original award is modified. For public entities, the update is effective beginning after December 15, 2017. Early adoption is permitted. The Group does not expect the adoption of ASU 2017-09 to have a significant impact on the consolidated financial statements and associated disclosures.